Statements of Net Assets Available for Benefits - EBP QACA - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 13,414,738	$ 0
Investments in Master Trust at fair value	8,013,334,108	7,094,465,848
Investments in Master Trust at contract value	579,395,192	632,944,704
Notes receivable from participants	82,639,180	81,843,660
Contributions receivable – employer	8,447,490	8,415,427
Cash - non-interest bearing	0	100,722,129
Total assets	8,697,230,708	7,918,391,768
Liabilities:
Accrued administrative expenses	390,052	349,938
Net assets available for benefits	$ 8,696,840,656	$ 7,918,041,830